Short-Term Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS
4. SHORT-TERM BORROWINGS
The following table reflects our outstanding short-term borrowings and available unused credit under the Credit Facility and CP Program at September 30, 2023 and December 31, 2022:

	At September 30,	At December 31,
	2023	2022
Total credit facility borrowing capacity	$2,000	$2,000
Credit facility outstanding borrowings	—	—
Commercial paper outstanding (a)	(82)	(198)
Letters of credit outstanding	—	—

Available unused credit	$1,918	$1,802

(a)
The weighted average interest rate for commercial paper was 5.41% and 4.58% at September 30, 2023 and December 31, 2022, respectively. All outstanding CP Notes at September 30, 2023 and December 31, 2022 had maturity dates of less than one year.

Credit Facility
Our $2.0 billion unsecured revolving Credit Facility, which was entered into in November 2021 and extended in November 2022 by amendment, has a maturity date of November 9, 2027. We have the option to request one additional one-year extension.
We also have the option to request an increase in our borrowing capacity of up to $400 million in $100 million minimum increments, provided certain conditions set forth in the Credit Facility are met, including lender approvals. Borrowings under the Credit Facility, if any, are classified as short-term on the balance sheet.
Borrowings under the Credit Facility bear interest at a per annum rate equal to, at our option, (i) term SOFR for the interest period relevant to such borrowing, plus an adjustment of 0.10% (the SOFR Adjustment), plus an applicable margin of between 0.875% and 1.50%, depending on certain credit ratings assigned to us, or (ii) an alternate base rate (equal to the greatest of (1) the prime rate as quoted by The Wall Street Journal on such date, (2) the greater of the federal funds effective rate or the overnight bank funding rate, plus 0.50%, and (3) term SOFR for a one-month
interest period on such date, plus the SOFR Adjustment, plus 1.0%), plus, in each case, an applicable margin of between 0.00% and 0.50%, depending on certain credit ratings assigned to our debt. The Credit Facility also provides for an alternative rate of interest upon the occurrence of certain events related to the current benchmark.
A commitment fee is payable quarterly in arrears and upon termination or commitment reduction at a rate per annum equal to between 0.075% and 0.225%, depending on certain credit ratings assigned to us, of the commitments under the Credit Facility. Letter of credit fees under the Credit Facility are payable quarterly in arrears and upon termination at a rate per annum equal to the applicable margin for adjusted term SOFR under the Credit Facility. Fronting fees in an amount as separately agreed by Oncor and any fronting bank that issues a letter of credit are also payable quarterly in arrears and upon termination to each such fronting bank.
The Credit Facility includes sustainability-linked pricing metrics related to specific environmental and employee health and safety sustainability objectives. The Credit Facility provides that the applicable margin and commitment fee may be increased, decreased or have no change depending on our annual performance on the two sustainability-linked pricing metrics set forth in the Credit Facility. The maximum pricing adjustment in any given year is +/- 0.01% on the commitment fee and +/- 0.05% on the applicable margin.
The Credit Facility requires that we maintain a maximum consolidated senior debt to consolidated total capitalization ratio of 0.65 to 1.00 and observe certain customary reporting requirements and other affirmative covenants. At September 30, 2023, we were in compliance with these covenants.
The Credit Facility also contains customary events of default for facilities of this type, the occurrence of which would allow the lenders to accelerate all outstanding loans and terminate their commitments, including certain changes in control of Oncor that are not permitted transactions under the Credit Facility and cross-default provisions in the event Oncor or any of its subsidiaries defaults on indebtedness in a principal amount in excess of $100 million or receives judgments for the payment of money in excess of $100 million that are not discharged or stayed within 60 days.
CP Program
We maintain the CP Program under which we may issue unsecured CP Notes (with a maturity date not exceeding 397 days from the date of issue) on a private placement basis up to a maximum aggregate face or principal amount outstanding at any time of $2.0 billion. The proceeds of CP Notes issued under the CP Program are used for working capital and general corporate purposes. The CP Program obtains liquidity support from our Credit Facility discussed above. We may utilize either the CP Program or the Credit Facility, at our option, to meet our funding needs.

5. SHORT-TERM BORROWINGS
The following table reflects our outstanding short-term borrowings and available unused credit under the Credit Facility and CP Program at December 31, 2022 and 2021:

	At December 31,
	2022	2021
Total credit facility borrowing capacity	$2,000	$2,000
Credit facility outstanding borrowings	—	—
Commercial paper outstanding (a)	(198)	(215)
Letters of credit outstanding (b)	—	(8)

Available unused credit	$1,802	$1,777

(a)
The weighted average interest rates for commercial paper were 4.58% and 0.30% at December 31, 2022 and December 31, 2021, respectively. All outstanding CP Notes at December 31, 2022 and December 31, 2021 had maturity dates of less than one year.

(b)	The interest rate on the outstanding letters of credit at December 31, 2021 was 1.20% based on our credit ratings.
Credit Facility
At December 31, 2022, we had a $2.0 billion unsecured Credit Facility that may be used for working capital and other general corporate purposes and issuances of letters of credit. Our CP Program obtains liquidity support from the Credit Facility. The Credit Facility, which was entered into in November 2021 and extended in November 2022 by amendment, has a maturity date of November 9, 2027. We have the option to request one additional 1-year extension.
We also have the option to request an increase in our borrowing capacity of up to $400 million in $100 million minimum increments, provided certain conditions set forth in the Credit Facility are met, including lender approvals. Borrowings under the Credit Facility, if any, are classified as short-term on the balance sheet.
The amendment to the Credit Facility in November 2022 also replaced the LIBOR-based interest rates with interest rates based on SOFR, subject to adjustments as specified therein. Borrowings under the Credit Facility bear interest at a per annum rate equal to, at our option, (i) term SOFR for the interest period relevant to such borrowing, plus an adjustment of 0.10% (the SOFR Adjustment), plus an applicable margin of between 0.875% and 1.50%, depending on certain credit ratings assigned to us, or (ii) an alternate base rate (equal to the greatest of (1) the prime rate as quoted by The Wall Street Journal on such date, (2) the greater of the federal funds effective rate or the overnight bank funding rate, plus 0.50%, and (3) term SOFR for a one month interest period on such date, plus the SOFR Adjustment, plus 1.0%), plus, in each case, an applicable margin of between 0.00% and 0.50%, depending on certain credit ratings assigned to our debt. The Credit Facility also provides for an alternative rate of interest upon the occurrence of certain events related to the current benchmark.
A commitment fee is payable quarterly in arrears and upon termination or commitment reduction at a rate per annum equal to between 0.075% and 0.225%, depending on certain credit ratings assigned to us, of the commitments under the Credit Facility. Letter of credit fees under the Credit Facility are payable quarterly in arrears and upon termination at a rate per annum equal to the applicable margin for adjusted term SOFR under the Credit Facility. Fronting fees in an amount as separately agreed by Oncor and any fronting bank that issues a letter of credit are also payable quarterly in arrears and upon termination to each such fronting bank.
The Credit Facility includes sustainability-linked pricing metrics related to specific environmental and employee health and safety sustainability objectives. The Credit Facility provides that the applicable margin and commitment fee may be increased, decreased or have no change depending on our annual performance on the two sustainability-linked pricing metrics set forth in the Credit Facility. The maximum pricing adjustment in any given year is +/- 0.01% on the commitment fee and +/- 0.05% on the applicable margin.
The Credit Facility requires that we maintain a maximum consolidated senior debt to consolidated total capitalization ratio of 0.65 to 1.00 and observe certain customary reporting requirements and other affirmative covenants. At December 31, 2022, we were in compliance with these covenants.
The Credit Facility also contains customary events of default for facilities of this type, the occurrence of which would allow the lenders to accelerate all outstanding loans and terminate their commitments, including certain changes in control of Oncor that are not permitted transactions under the Credit Facility and cross-default provisions in the event Oncor or any of its subsidiaries defaults on indebtedness in a principal amount in excess of $100 million or receives judgments for the payment of money in excess of $100 million that are not discharged or stayed within 60 days.
CP Program
We maintain the CP Program under which we may issue unsecured CP Notes (with a maturity date not exceeding 397 days from the date of issue) on a private placement basis up to a maximum aggregate face or principal amount outstanding at any time of $2.0 billion. The proceeds of CP Notes issued under the CP Program are used for working capital and general corporate purposes. In November 2022, we amended the CP Program to provide for, among other things, an extension of the maximum maturity date for CP Notes. As amended, the CP Program now provides that CP Notes may be issued with maturity dates not exceeding 397 days from the date of issuance. The CP Program obtains liquidity support from our Credit Facility discussed above. We may utilize either the CP Program or the Credit Facility at our option, to meet our funding needs.